INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-lived intangible assets
Gross carrying amount		¥ 134,996	¥ 142,842
Less: accumulated amortization		(80,188)	(86,235)
Other non-current assets, net	$ 8,400	54,808	56,607
Trade name [Member]
Finite-lived intangible assets
Gross carrying amount		47,068	43,878
Other non-current assets, net		47,068	43,878
Brand
Finite-lived intangible assets
Gross carrying amount		4,534	5,920
Other non-current assets, net		4,534	5,920
Student populations
Finite-lived intangible assets
Gross carrying amount		39,817	39,817
Less: accumulated amortization		(39,711)	(39,288)
Other non-current assets, net		106	529
Software
Finite-lived intangible assets
Gross carrying amount		31,371	37,024
Less: accumulated amortization		(29,206)	(34,945)
Other non-current assets, net		2,165	2,079
Others
Finite-lived intangible assets
Gross carrying amount		12,206	16,203
Less: accumulated amortization		(11,271)	(12,002)
Other non-current assets, net		¥ 935	¥ 4,201